Note 1 - Basis of Presentation and General Information (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2019	May 30, 2018
Spinoff Transaction, Number of Eurodry Common Share Received by Company’s Shareholders for Every Five Common Shares		1
Spinoff Transaction, Number of Company’s Common Shares Exchanged for Each Common Share of Eurodry		5
Working Capital Deficit	$ 4,590
Cash, Ending Balance	2,000
Restricted Cash and Cash Equivalents, Total	1,990
Commitments and Vessel Sales, Draw-down Capacity	$ 4,000
Friends Investment Company Inc. [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	29.60%